Michael W. Stockton Secretary The Growth Fund of America 6455 Irvine Center Drive Irvine, California 92618 Phone (213) 486 9200 Fax (213) 486 9455 Email mws@capgroup.com

November 7, 2016

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Growth Fund of America

File Nos. 811-00862 and 002-14728

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on October 28, 2016 of Registrant's Post-Effective Amendment No. 103 under the Securities Act of 1933 and Amendment No. 62 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton